Annual Total Returns - Fidelity Managed Retirement 2025 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund-Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.35%)
Annual Return 2012	13.50%
Annual Return 2013	18.82%
Annual Return 2014	5.61%
Annual Return 2015	(0.15%)
Annual Return 2016	6.84%
Annual Return 2017	13.94%
Annual Return 2018	(5.30%)
Annual Return 2019	17.23%
Annual Return 2020	12.79%